Stock Option and Award Plans and Stock-Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option expiration period	10 years
Options vested, total fair value	$ 4,000,000	$ 8,000,000	$ 18,000,000
Performance option Units earned but not vested	67,000
Intrinsic value of performance option Units earned but not vested	400,000
Options canceled, shares	2,000,000
Options canceled, weighted average exercise price	$ 14.82
Options exercised, intrinsic value	22,000,000	25,000,000	7,000,000
Proceed from option exercise	200,000	300,000	1,000,000
Proceed from purchase of stock		6,000,000
Tax benefit from options exercised	7,000,000	9,000,000	2,000,000
Segment, Discontinued Operations
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non cash stock compensation expense		2,000,000	2,000,000
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, requisite service period	4 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, requisite service period	5 years
Selling, General and Administrative Expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non cash stock compensation expense	38,000,000	33,000,000	29,000,000
SunGard Capital Corp. II
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceed from option exercise	40,000	80,000	400,000
Proceed from purchase of stock		3,000,000
Time Based Option Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, requisite service period	4 years
Unearned non cash stock based compensation, stock options	3,000,000
Unearned non cash stock based compensation, weighted average recognition period	3 years 6 months
Time Based Option Award | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, vesting period	4 years
Time Based Option Award | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, vesting period	5 years
Performance Based Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unearned non cash stock based compensation, stock options	6,000,000
Unearned non cash stock based compensation, weighted average recognition period	1 year 3 months 18 days
Performance Based Stock Options | Awards Granted Prior to May 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, performance period	5 years
Performance Based Stock Options | Awards Granted After May 2011 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, performance period	12 months
Performance Based Stock Options | Awards Granted After May 2011 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, performance period	18 months
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, vesting period	5 years
Restricted stock units vested, total fair value	36,000,000	22,000,000	13,000,000
Restricted stock units vested, shares	800,000	300,000	100,000
Equity awards expected to vest, shares	308,000
Equity awards expected to vest, intrinsic value	6,000,000
Options canceled, weighted average exercise price	$ 21.61	$ 21.41	$ 22.16
Awards canceled, shares	1,600,000	900,000	800,000
Awards canceled, weighted average exercise price	$ 22.24
Tax Benefit from release of restricted stock units	6,000,000	2,000,000	800,000
RSUs | Future
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards canceled, shares	800,000
RSUs | Currently Active
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units vested, shares	2,500,000	1,600,000
Performance Based Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unearned non cash stock based compensation, restricted stock units	26,000,000
Unearned non cash stock based compensation, weighted average recognition period	3 years 1 month 6 days
Time Based Restricted Stock Units (RSU)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, requisite service period	5 years
Unearned non cash stock based compensation, restricted stock units	63,000,000
Unearned non cash stock based compensation, weighted average recognition period	3 years 10 months 24 days
Performance Based Restricted Stock Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, vesting period	10 years
Class A Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards expected to vest, shares	43,000
Equity awards expected to vest, intrinsic value	$ 8,000
Awards canceled, shares	1,600,000
Awards canceled, weighted average exercise price	$ 1.90
Class A common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive plan, awards authorized	70,000,000
Number of shares in each Units	1.3
Incentive plan, shares available for grant	28,500,000
Class L common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive plan, awards authorized	7,000,000
Number of shares in each Units	0.1444
Incentive plan, shares available for grant	3,100,000
Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive plan, awards authorized	2,500,000
Number of shares in each Units	0.05
Incentive plan, shares available for grant	1,200,000